SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warrants Follows at Initial Measurement) (Details)		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years 7 days	6 years 1 month 9 days	6 years 1 month 9 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		65.00%	79.00%	70.00%
Private Placement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.13%	1.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	4 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	49.00%	55.00%